Shareholders' Equity and Equity Incentive Plan (Tables)	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
Schedule of Unvested Restricted Stock Units Roll Forward
RSU activities for the year ended December 31, 2024 for RSUs granted under the 2023 Plan to the Company’s employees were as follows:

	Number of Shares	Weighted Average Grant Date Fair Value per share
Unvested as of December 31, 2023	3,857,986	$28.32
Granted	521,714	88.78
Vested	(2,100,418)	35.39
Cancelled/Forfeited	(109,881)	34.26
Unvested as of December 31, 2024	2,169,401	$35.71

Share-Based Payment Arrangement, Expensed and Capitalized, Amount
The share-based compensation by line item in the accompanying consolidated statements of income is summarized as follows:

	Year Ended December 31,
	2024	2023	2022

	(in thousands)
Research and development	$10,411	$7,696	$1,741
Sales and marketing	13,576	4,934	459
General and administrative	60,544	34,336	3,309
Total share-based compensation	$84,531	$46,966	$5,509